Note 13 - Government Grants and Subsidy (Details Textual) - CAD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Government grants	$ 279,017	$ 176,020
Government grants receivable		$ 166,382
Ontario Interactive Digital Media Tax Credit	904,940
Proceeds from canada emergency wage subsidy	$ 114,264
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Minimum threshold for the revenue of a period of three years for a grant liability to occur	15.00%